Average Annual Total Returns{- Templeton Foreign Fund} - Templeton Foreign Fund-28 - Templeton Foreign Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	6.26%	1.86%	3.40%	5.69%	1.53%	2.96%	4.53%	1.58%	2.85%	10.62%	2.25%	3.21%	12.34%	2.76%	3.73%	13.04%	3.48%	3.85%	[1]	12.96%	3.31%	4.25%	21.51%	[2]	5.51%	[2]	4.97%	[2]	22.13%	[2]	6.01%	[2]	5.45%	[2]

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI All Country World ex-US Index-NR (net of taxes on dividends) is replacing the MSCI All Country World ex-US Index (gross of taxes on dividends) because the investment manager believes the composition of the MSCI All Country World ex-US Index-NR provides a more consistent basis for comparison relative to the Fund's peers.